Cash and cash equivalents and short-term financial assets - Short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 129,214	SFr 24,554
CHF
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	95,006	22,000
EUR
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	18,705
USD
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 15,503	SFr 2,554